CONVERTIBLE SENIOR NOTES	12 Months Ended
Dec. 31, 2019
CONVERTIBLE SENIOR NOTES
CONVERTIBLE SENIOR NOTES

14.  CONVERTIBLE SENIOR NOTES

On April 3, 2014, the Company issued US$172,500 of 3.25% Convertible Senior Notes due 2019 (the “Notes”). The interest expense incurred associated with the Notes was RMB37,799, RMB37,191 and RMB10,966 for the years ended December 31, 2017, 2018 and 2019, respectively.

The Notes matured on April 15, 2019. All holders of the Notes requested the conversion of the Notes into the Company’s ADSs at a rate of 23.3952 ADSs per US$1,000 principal amount of the Notes, which resulted in the issuance of 4,035,664 shares and a cash payment of US$0.704 for the fractional shares.

The Group’s functional currency is the RMB, and the Notes were denominated in US$. As a result, the conversion feature of the Notes was indexed to the Company’s stock as well as the RMB and US$ exchange rate. Therefore, it was considered an embedded derivative which is required to be bifurcated from the host instrument in accordance with ASC 815 “Derivatives and Hedging.”

As permitted under ASC 815-15-25, the Company elected to measure the Notes in their entirety at fair value with changes in fair value recognized as non-operating income or loss at each balance sheet date. The change in fair value of the Notes was a loss of RMB496,175, a gain of RMB99,079 and a loss of RMB752,073 for the years ended December 31, 2017, 2018 and 2019, respectively. See Note 16. Furthermore, the fair value of the Notes was translated into RMB at each balance sheet date with the difference being reported as foreign currency translation gain or loss. The Company recorded a foreign currency translation gain of RMB85,917, a loss of RMB156,293 and a gain of RMB38,052 for the years ended December 31, 2017, 2018 and 2019, respectively, associated with the Notes. In addition, issuance costs of RMB33,093 associated with the Notes offering were fully expensed as incurred in the year ended December 31, 2014 in accordance with ASC 825-10-25-3, which states that upfront costs and fees related to items for which the fair value option is elected shall be recognized in the consolidated statements of operations and comprehensive as incurred and not deferred.

The Company evaluated the changes in fair value of the Notes based on its specific credit risk. The Company considered its credit risk was at a relatively low level and assessed that there had been no significant fluctuation in its specific credit risk from the Notes issuance date to maturity date.

14.  CONVERTIBLE SENIOR NOTES (Continued)

Zero-Strike Call Options

On April 3, 2014 and in connection with the issuance of the Notes, the Company used approximately US$50,000 of the net proceeds from the offering to enter into zero-strike call option transactions (“Call Options”), covering 1,462,204 ADSs, with affiliates of the initial purchasers of the Notes (“Dealers”). The Call Options were intended to facilitate privately negotiated transactions by which investors in the Notes were able to hedge their investment. All of the Call Options were early settled by the Dealers priority to the maturity of the Notes. The Company received 76,000 ADSs in 2014, nil in 2015, nil in 2016, 357,200 ADSs in 2017, 731,102 ADSs in 2018 and 297,902 ADSs in 2019. The ADSs received from settlement were retired. See Note 2(u).

The economic substance of the Call Options was the same as a traditional forward repurchase contract. Because the Call Options permitted net cash settlement prior to shareholder approval of an increase in the Company’s share repurchase program, they were classified as a derivative instrument measured initially and subsequently at fair value with changes in fair value recorded in earnings. The Company accounted for the Call Options as a free-standing derivative asset on its consolidated balance sheet when the Call Options were entered into in April 2014. The derivative asset was initially recorded at its fair value of US$50,000 on the commencement date which represented the amount of cash transferred to the Dealers. The derivative asset was subsequently recorded at fair value with the change in fair value through June 20, 2014, the date on which shareholder approval was received, recorded in the consolidated statements of operations and comprehensive income in the amount of RMB24,874. Upon shareholder approval of an increase to the Company’s share repurchase program in June 2014, the asset was reclassified and recorded as a reduction to equity to reflect the Company’s repurchase of its own shares.

A prepaid forward contract is considered a form of a stock borrowing facility, and economically, the contract was construed as a share lending arrangement between the Company and the Dealers. Therefore, the accounting for a share lending arrangement was applied by analogy in accordance with ASC 470-20-25-20A. In the year ended December 31, 2014, the Company recorded a debt issuance cost of RMB14,429 with the offset to additional paid-in capital for the fair value of the arrangement. As the Company had elected to fair value the Notes entirely, the debt issuance costs in connection with the Notes were recognized in earnings as incurred in the consolidated statements of operations and comprehensive income in accordance with ASC 825-10-25-3. See Note 16.